Retirement Plans - Summary of Categories in Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	$ 329,078	$ 278,991
Annuitization Benefit [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	1,620	1,681
Partnership [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	9,010	6,330
Corporate Bond [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	50,199	51,009
Equity securities - U.S. holdings [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	175,293	143,215
Equity securities - Non-U.S. holdings [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	16,866	29,153
Cash and Cash Equivalents [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	9,994	10,827
International Hedge Fund [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total		10,395
US States and Political Subdivisions Debt Securities [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	10,487	10,117
Long Or Short Biased Hedge Fund [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	11,147	9,937
Mortgage-backed securities [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	5,176	6,139
Other asset-backed securities [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	163	188
Equity Funds International [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	15,711
Equity funds - United States [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	12,454
Us States And Uk States Debt Securities [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	10,487
International region hedge funds [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	10,958	10,395
Quoted Prices in Active Markets for Identical (Level 1) [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	202,153	183,195
Quoted Prices in Active Markets for Identical (Level 1) [Member] | Annuitization Benefit [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Quoted Prices in Active Markets for Identical (Level 1) [Member] | Partnership [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Quoted Prices in Active Markets for Identical (Level 1) [Member] | Corporate Bond [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Quoted Prices in Active Markets for Identical (Level 1) [Member] | Equity securities - U.S. holdings [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	175,293	143,215
Quoted Prices in Active Markets for Identical (Level 1) [Member] | Equity securities - Non-U.S. holdings [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	16,866	29,153
Quoted Prices in Active Markets for Identical (Level 1) [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	9,994	10,827
Quoted Prices in Active Markets for Identical (Level 1) [Member] | Long Or Short Biased Hedge Fund [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Quoted Prices in Active Markets for Identical (Level 1) [Member] | Mortgage-backed securities [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Quoted Prices in Active Markets for Identical (Level 1) [Member] | Other asset-backed securities [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Quoted Prices in Active Markets for Identical (Level 1) [Member] | Equity Funds International [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Quoted Prices in Active Markets for Identical (Level 1) [Member] | Equity funds - United States [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Quoted Prices in Active Markets for Identical (Level 1) [Member] | Us States And Uk States Debt Securities [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Quoted Prices in Active Markets for Identical (Level 1) [Member] | International region hedge funds [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	94,190	67,453
Significant Other Observable Inputs (Level 2) [Member] | Annuitization Benefit [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Significant Other Observable Inputs (Level 2) [Member] | Partnership [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Significant Other Observable Inputs (Level 2) [Member] | Corporate Bond [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	50,199	51,009
Significant Other Observable Inputs (Level 2) [Member] | Equity securities - U.S. holdings [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Significant Other Observable Inputs (Level 2) [Member] | Equity securities - Non-U.S. holdings [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Significant Other Observable Inputs (Level 2) [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Significant Other Observable Inputs (Level 2) [Member] | US States and Political Subdivisions Debt Securities [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total		10,117
Significant Other Observable Inputs (Level 2) [Member] | Long Or Short Biased Hedge Fund [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Significant Other Observable Inputs (Level 2) [Member] | Mortgage-backed securities [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	5,176	6,139
Significant Other Observable Inputs (Level 2) [Member] | Other asset-backed securities [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	163	188
Significant Other Observable Inputs (Level 2) [Member] | Equity Funds International [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	15,711
Significant Other Observable Inputs (Level 2) [Member] | Equity funds - United States [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	12,454
Significant Other Observable Inputs (Level 2) [Member] | Us States And Uk States Debt Securities [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	10,487
Significant Other Observable Inputs (Level 2) [Member] | International region hedge funds [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	32,735	28,343
Significant Unobservable Inputs (Level 3) [Member] | Annuitization Benefit [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	1,620	1,681	1,538
Significant Unobservable Inputs (Level 3) [Member] | Partnership [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	9,010	6,330	3,586
Significant Unobservable Inputs (Level 3) [Member] | Corporate Bond [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Significant Unobservable Inputs (Level 3) [Member] | Equity securities - U.S. holdings [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Significant Unobservable Inputs (Level 3) [Member] | Equity securities - Non-U.S. holdings [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Significant Unobservable Inputs (Level 3) [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Significant Unobservable Inputs (Level 3) [Member] | International Hedge Fund [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	10,958	10,395
Significant Unobservable Inputs (Level 3) [Member] | Long Or Short Biased Hedge Fund [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	11,147	9,937
Significant Unobservable Inputs (Level 3) [Member] | Mortgage-backed securities [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Significant Unobservable Inputs (Level 3) [Member] | Other asset-backed securities [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Significant Unobservable Inputs (Level 3) [Member] | Equity Funds International [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Significant Unobservable Inputs (Level 3) [Member] | Equity funds - United States [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Significant Unobservable Inputs (Level 3) [Member] | Us States And Uk States Debt Securities [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total
Significant Unobservable Inputs (Level 3) [Member] | International region hedge funds [Member]
Defined Benefit Plan, Funded Status of Plan [Abstract]
Total	$ 10,958